ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †

(Cost and value in $000s)	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 17.0%

Auto Components 0.5%
Gentex	24,300	395
		395
Automobiles 0.3%
Thor Industries	7,200	284
		284
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions (1)	11,300	427
Devry	7,700	226
ITT Educational Services (1)	11,100	905
Jackson Hewitt Tax Service	14,900	479
Matthews International, Class A	5,400	220
Steiner Leisure (1)	3,500	157
		2,414
Hotels, Restaurants & Leisure 3.6%
Applebee's	6,800	168
BJ's Restaurants (1)	15,700	332
CEC Entertainment (1)	3,950	164
Choice Hotels International	4,000	142
International Speedway, Class A	1,500	78
Orient-Express, Class A	5,300	317
PF Chang's China Bistro (1)	5,400	226
Rare Hospitality International (1)	16,100	484
Shuffle Master (1)	1,500	27
Sonic (1)	16,705	372
Station Casinos	2,000	173
The Cheesecake Factory (1)	7,000	187
WMS Industries (1)	11,000	432
		3,102
Household Durables 0.8%
IRobot (1)	10,000	131
Jarden (1)	9,100	348
MDC Holdings	3,935	189
		668
Internet & Catalog Retail 1.0%
Blue Nile (1)	6,700	272
Drugstore.com (1)	19,200	49
Nutri/System (1)	4,500	236
priceline.com (1)	6,300	336
		893
Leisure Equipment & Products 0.7%
MarineMax (1)	9,000	209
Pool	10,080	361
		570
Media 0.3%
Getty Images (1)	2,000	97
Marvel Entertainment (1)	7,500	208
		305
Multiline Retail 0.1%
Fred's	6,500	96
		96
Specialty Retail 6.4%
AC Moore Arts & Crafts (1)	16,200	346
Aeropostale (1)	5,000	201
Charlotte Russe Holding (1)	8,700	251
Christopher & Banks	12,200	238
Citi Trends (1)	6,100	261
Coldwater Creek (1)	25,225	512
Dress Barn (1)	6,400	133
DSW, Class A (1)	2,000	84
GameStop, Class A (1)	6,000	195
Gymboree (1)	14,700	589
Hibbett Sports (1)	11,400	326
O'Reilly Automotive (1)	22,000	728
Pacific Sunwear (1)	4,712	98
Ross Stores	6,500	224
TSC (1)	8,600	443
Tween Brands (1)	4,800	171
Williams-Sonoma	6,000	213
Zumiez (1)	12,300	493
		5,506
Textiles, Apparel & Luxury Goods 0.5%
Fossil (1)	6,875	182
Quiksilver (1)	16,100	187
Timberland, Class A (1)	3,500	91
		460
Total Consumer Discretionary		14,693
CONSUMER STAPLES 1.7%
Beverages 0.3%
Boston Beer, Class A (1)	7,600	253
		253
Food & Staples Retailing 0.6%
Pantry (1)	5,300	240
United Natural Foods (1)	10,200	312
		552
Food Products 0.3%
SunOpta (1)	24,300	289
		289
Household Products 0.5%
Church & Dwight	7,700	388
		388

Total Consumer Staples		1,482
ENERGY 9.2%

Energy Equipment & Services 5.1%
Acergy SA, ADR (1)	7,600	162
Atwood Oceanics (1)	3,900	229
Core Laboratories (1)	4,900	411
FMC Technologies (1)	6,500	453
Global Industries (1)	16,800	307
Helmerich & Payne	9,800	297
Hydril (1)	1,600	154
Input/Output (1)	17,600	242
Lone Star Technologies (1)	2,700	178
Oil States International (1)	16,800	539
Seacor Holdings (1)	2,100	207
TETRA Technologies (1)	18,200	450
Todco, Class A (1)	8,000	323
Unit (1)	2,700	137
W-H Energy Services (1)	5,600	262
		4,351
Oil, Gas & Consumable Fuels 4.1%
Bill Barrett (1)	7,200	233
Cabot Oil & Gas	6,200	417
Comstock Resources (1)	11,700	320
Denbury Resources (1)	12,200	363
Foundation Coal Holdings	6,400	220
Frontier Oil	10,500	343
Helix Energy Solutions Group (1)	12,200	455
Mariner Energy (1)	13,065	250
Penn Virginia	3,000	220
Plains Exploration & Production (1)	4,500	203
Range Resources	15,800	528
		3,552
Total Energy		7,903
FINANCIALS 6.3%
Capital Markets 2.4%
Affiliated Managers Group (1)	8,500	921
Cohen & Steers	3,700	159
GFI Group (1)	1,600	109
Greenhill	7,900	485
Knight Capital Group (1)	6,900	109
optionsXpress Holdings	6,800	160
Penson Worldwide (1)	4,000	121
		2,064
Commercial Banks 1.3%
Boston Private Financial	7,400	206
East West Bancorp	7,300	268
Pinnacle Financial Partners (1)	5,400	165
SVB Financial Group (1)	3,700	180
UCBH Holdings	16,200	302
		1,121
Diversified Financial Services 0.8%
IntercontinentalExchange (1)	3,700	452
International Securities Exchange	4,900	239
		691
Insurance 1.3%
HCC Insurance Holdings	9,000	277
MaxRe Capital	7,100	181
Philadelphia Consolidated (1)	6,700	295
StanCorp Financial Group	8,100	398
		1,151
Real Estate Investment Trusts (REITs) 0.1%
Essex Property Trust, REIT	600	78
PS Business Parks, REIT	700	49
		127
Real Estate Management & Development 0.4%
Jones Lang LaSalle	2,900	303
		303

Total Financials		5,457

HEALTH CARE 18.7%

Biotechnology 3.4%
Alexion Pharmaceutical (1)	5,000	216
Alkermes (1)	12,500	193
BioMarin Pharmaceutical (1)	10,900	188
Cephalon (1)	2,159	154
Cubist Pharmaceuticals (1)	5,200	115
deCode genetics (1)	14,300	52
Digene (1)	7,000	297
Human Genome Sciences (1)	9,700	103
Incyte (1)	15,800	104
InterMune (1)	1,700	42
Martek Biosciences (1)	3,000	62
Medarex (1)	7,100	92
Myriad Genetics (1)	3,400	117
Neurocrine Biosciences (1)	2,700	34
ONYX Pharmaceuticals (1)	3,400	84
OSI Pharmaceuticals (1)	5,600	185
Panacos Pharmaceuticals (1)	7,500	35
PDL Biopharma (1)	20,100	436
Regeneron Pharmaceuticals (1)	2,500	54
Senomyx (1)	12,500	155
Theravance (1)	4,600	135
United Therapeutics (1)	1,600	86
		2,939
Health Care Equipment & Supplies 6.9%
American Medical Systems (1)	11,500	243
Cytyc (1)	15,100	517
Dentsply International	5,100	167
Edwards Lifesciences (1)	8,000	406
Gen-Probe (1)	9,900	466
Hologic (1)	9,800	565
ICU Medical (1)	4,900	192
IDEXX Laboratories (1)	3,500	307
Immucor (1)	13,600	400
Integra LifeSciences (1)	2,300	105
Invitrogen (1)	6,100	388
Kyphon (1)	10,100	456
Mentor	4,200	193
Meridian Bioscience	11,300	314
ResMed (1)	7,800	393
Respironics (1)	10,500	441
Stereotaxis (1)	4,200	50
Steris	5,400	143
Thoratec (1)	10,500	219
		5,965
Health Care Providers & Services 4.1%
Amedisys (1)	5,333	173
Centene (1)	9,100	191
Community Health System (1)	6,000	211
Coventry Health Care (1)	7,350	412
Gentiva Health Services (1)	9,700	196
Healthspring (1)	4,700	111
Healthways (1)	4,000	187
Henry Schein (1)	3,000	165
inVentiv Health (1)	4,700	180
LCA-Vision	2,200	91
LifePoint Hospitals (1)	5,900	225
Pediatrix Medical Group (1)	4,500	257
PSS World Medical (1)	8,400	178
Psychiatric Solutions (1)	7,100	286
Symbion (1)	13,000	255
Triad Hospitals (1)	4,000	209
United Surgical Partners (1)	7,000	216
		3,543
Health Care Technology 0.7%
Cerner (1)	6,300	343
Computer Programs and Systems	10,700	287
		630
Life Sciences Tools & Services 1.4%
Charles River Laboratories International (1)	2,500	116
Dionex (1)	1,700	116
Exelixis (1)	12,200	121
Illumina (1)	6,000	176
Techne (1)	5,900	337
Varian (1)	4,000	233
Ventana Medical Systems (1)	2,400	100
		1,199
Pharmaceuticals 2.2%
Medicines Company (1)	15,100	379
Medicis Pharmaceutical, Class A	14,200	438
MGI Pharma (1)	4,000	90
Noven Pharmaceuticals (1)	17,300	401
Salix Pharmaceuticals (1)	4,659	59
Sciele Pharma (1)	4,500	107
Valeant Pharmaceuticals	11,900	206
ViroPharma (1)	6,100	87
Xenoport (1)	3,100	86
		1,853
Total Health Care		16,129
INDUSTRIALS & BUSINESS SERVICES 18.5%
Aerospace & Defense 2.3%
Armor Holdings (1)	8,700	586
Ceradyne (1)	10,200	558
DRS Technologies	4,138	216
MTC Technologies (1)	8,900	187
Teledyne Technologies (1)	7,000	262
United Industrial	3,500	193
		2,002
Air Freight & Logistics 1.1%
Hub Group, Class A (1)	3,200	93
Pacer International	4,600	124
UTi Worldwide	30,000	737
		954
Airlines 0.6%
SkyWest	17,200	461
		461
Building Products 0.1%
Simpson Manufacturing	3,300	102
		102
Commercial Services & Supplies 7.0%
Administaff	5,000	176
Advisory Board (1)	18,400	931
ChoicePoint (1)	9,066	339
Corporate Executive Board	12,500	949
CRA International (1)	4,000	209
Heidrick & Struggles International (1)	4,000	194
IHS (1)	4,400	181
Kenexa (1)	18,600	579
Korn/Ferry (1)	6,200	142
Navigant Consulting (1)	14,000	277
Resources Global Professionals (1)	20,300	649
Stericycle (1)	7,800	636
Taleo, Class A (1)	20,200	335
Waste Connections (1)	14,250	427
		6,024
Construction & Engineering 0.9%
Foster Wheeler (1)	8,400	490
Infrasource Services Inc (1)	4,900	150
Insituform Technologies (1)	5,200	108
		748
Electrical Equipment 1.6%
AMETEK	12,300	425
General Cable (1)	5,800	310
Genlyte Group (1)	3,200	225
II-VI (1)	10,600	359
Thomas & Betts (1)	1,800	88
		1,407
Machinery 3.6%
Actuant, Class A	14,000	711
Bucyrus International, Class A	2,000	103
Gardner Denver Machinery (1)	4,900	171
Graco	6,400	251
Kaydon	8,600	366
Kennametal	2,400	162
Manitowoc	7,800	496
Middleby (1)	1,200	158
Toro	8,400	430
Wabtec	6,800	235
		3,083
Marine 0.2%
Horizon Lines, Class A	5,500	181
		181
Road & Rail 0.6%
Dollar Thrifty Auto Group (1)	1,600	82
Landstar Systems	5,800	266
Old Dominion Freight Line (1)	6,600	190
		538
Trading Companies & Distributors 0.5%
Beacon Roofing Supply (1)	8,100	131
MSC Industrial Direct	6,100	285
		416

Total Industrials & Business Services		15,916
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 2.0%
ADTRAN	10,200	248
Avocent (1)	5,475	148
F5 Networks (1)	8,900	593
Inter-Tel	9,700	229
Plantronics	6,800	161
Polycom (1)	10,142	338
		1,717
Computers & Peripherals 0.5%
Avid Technology (1)	9,500	332
Intermec (1)	4,000	89
		421
Electronic Equipment & Instruments 3.0%
Aeroflex (1)	26,000	342
Color Kinetics (1)	6,700	130
Cyberoptics (1)	20,800	290
FLIR Systems (1)	17,400	621
Itron (1)	5,600	364
Mettler-Toledo International (1)	4,300	385
Orbotech (1)	8,900	196
TTM Technologies (1)	26,900	257
		2,585
Internet Software & Services 2.3%
aQuantive (1)	5,100	142
CNET Networks (1)	33,800	294
CyberSource (1)	23,200	290
Digital River (1)	5,500	304
Sina (1)	3,200	108
ValueClick (1)	11,200	293
Websense (1)	17,400	400
WebSideStory (1)	10,700	139
		1,970
IT Services 3.1%
CACI International, Class A (1)	7,800	365
Forrester Research (1)	1,600	45
Global Cash Access (1)	4,500	75
Global Payments	9,600	327
Heartland Payment Systems	1,800	43
Inforte (1)	43,100	150
Moneygram International	11,000	305
NCI, Class A (1)	29,300	432
Perot Systems, Class A (1)	15,000	268
RightNow Technologies (1)	18,900	310
SRA International, Class A (1)	15,400	375
		2,695
Semiconductor & Semiconductor Equipment 5.6%
Advanced Energy Industries (1)	15,300	322
ATMI (1)	6,500	199
Cohu	10,500	197
Cymer (1)	11,700	486
Entegris (1)	25,000	268
Exar (1)	9,000	119
Integrated Device Technology (1)	24,300	375
Intersil Holding, Class A	17,400	461
Micrel (1)	18,600	205
ON Semiconductor (1)	78,300	698
Pericom Semiconductor (1)	8,000	78
PMC-Sierra (1)	13,400	94
Semtech (1)	17,300	233
Spansion, Class A (1)	12,600	154
Standard Microsystems (1)	3,100	95
Varian Semiconductor Equipment (1)	12,550	670
Virage Logic (1)	20,700	150
		4,804
Software 6.2%
Activision (1)	20,000	379
Actuate (1)	29,700	155
Ansys (1)	5,400	274
Epicor Software (1)	13,600	189
FactSet Research Systems	7,500	471
Fair Isaac	10,056	389
Hyperion Solutions (1)	9,700	503
Informatica (1)	43,300	582
Jack Henry & Associates	7,800	188
Macrovision (1)	11,100	278
MICROS Systems (1)	4,600	248
MicroStrategy (1)	1,500	190
Parametric Technology (1)	6,700	128
Quest Software (1)	12,000	195
Red Hat (1)	8,800	202
Sonic Solutions (1)	11,300	159
Synopsys (1)	6,200	163
THQ (1)	10,000	342
TIBCO Software (1)	18,100	154
Wind River Systems (1)	12,500	124
Witness Systems (1)	1,900	51
		5,364

Total Information Technology		19,556
MATERIALS 2.9%
Chemicals 1.1%
Hercules (1)	11,200	219
Nalco Holding	15,400	368
Scotts Miracle Gro	4,700	207
Symyx Technologies (1)	8,400	149
		943
Construction Materials 0.5%
Eagle Materials	5,800	259
Florida Rock Industries	2,000	134
		393
Containers & Packaging 0.5%
Crown Cork & Seal (1)	16,800	411
		411
Metals & Mining 0.8%
Cleveland-Cliffs	3,200	205
Steel Dynamics	12,200	527
		732

Total Materials		2,479
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.7%
CBeyond (1)	4,200	123
Neustar, Class A (1)	7,000	199
Time Warner Telecom, Class A (1)	15,600	324
		646
Wireless Telecommunication Services 1.7%
Leap Wireless Intl (1)	8,300	548
NII Holdings, Class B (1)	2,500	185
SBA Communications (1)	22,000	650
Syniverse Holdings (1)	6,900	73
		1,456
Total Telecommunication Services		2,102

Total Common Stocks (Cost $62,583)		85,717
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	411,000	411
Total Short-Term Investments (Cost $411)		411

Total Investments in Securities
99.9% of Net Assets (Cost $62,994)		$86,128

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $62,994,000. Net unrealized gain aggregated $23,134,000 at period-end, of which $25,054,000 related to appreciated investments and $1,920,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $9,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $411,000 and $193,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007